GOODWILL (Details) $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Loss on impairment	$ (43,862)
Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period	43,324
Tarus goodwill	538
Loss on impairment	(43,862)
Balance, ending of period